CAPITAL RISK MANAGEMENT (Details) $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($) subsidiary	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)
Capital risk management [Abstract]
Amount of deferred payment of Social Security		$ 1.1
Subsidiaries
Capital risk management [Abstract]
Amount of cash outflow for deferred social security payment made	$ 2.6	0.7
US [Member]
Capital risk management [Abstract]
Number of subsidiaries that deferred payment of Social Security | subsidiary	1
Amount of cash outflow for deferred social security payment made			$ 4.4
Amount of deferred payment of Social Security	$ 1.1	3.7
US [Member] | Financial Year 2023 [Member]
Capital risk management [Abstract]
Repayment of Deferred Payment of Social Security		$ 1.1
Pakistan [Member]
Capital risk management [Abstract]
Loans received				$ 1.7
Period of employee wages and salaries to be funded with loans	3 months
Term of loan	2 years